United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2013

Date of Reporting Period: Quarter ended 10/31/2012

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount		Value
	Adjustable Rate Mortgages—20.9%
	Federal Home Loan Mortgage Corporation ARM—10.6%
$837,475	2.068%, 7/1/2030	$864,728
260,216	2.100%, 5/1/2033	272,782
913,784	2.160%, 3/1/2033	966,882
735,000	2.244%, 1/1/2027	764,490
99,818	2.334%, 7/1/2033	106,744
12,603,932	2.361%, 6/1/2036	13,478,594
7,492,410	2.383%, 4/1/2034	8,030,298
11,081,082	2.426%, 5/1/2038	11,885,857
927,508	2.433%, 9/1/2025	975,829
2,973,030	2.447%, 9/1/2036	3,187,055
17,977,575	2.648%, 7/1/2034	19,315,754
10,916,862	2.668%, 5/1/2037	11,693,663
1,980,274	2.791%, 8/1/2036	2,128,795
402,316	2.817%, 5/1/2037	432,490
3,689,974	2.848%, 2/1/2036	3,966,722
35,366,280	2.891%, 10/1/2033	37,887,209
36,635,559	2.935%, 7/1/2034	39,383,226
3,549,633	3.089%, 8/1/2037	3,815,855
	TOTAL	159,156,973
	Federal National Mortgage Association ARM—8.5%
855,718	1.400%, 9/1/2027	883,480
778,450	1.550%, 5/1/2040	794,826
163,025	1.550%, 5/1/2040	166,473
384,041	1.550%, 8/1/2040	392,621
3,635,160	2.140%, 6/1/2038	3,841,765
2,282,345	2.170%, 4/1/2024	2,384,439
3,750,467	2.210%, 6/1/2036	4,023,122
20,749	2.250%, 6/1/2028	21,957
7,890,960	2.270%, 1/1/2035	8,394,072
68,422	2.290%, 8/1/2032	71,572
11,861,331	2.290%, 10/1/2034	12,561,802
57,194	2.340%, 2/1/2033	60,993
399,651	2.350%, 7/1/2033	424,469
27,056,628	2.350%, 12/1/2035	28,886,089
3,734,390	2.380%, 8/1/2034	3,989,437
84,451	2.410%, 12/1/2032	90,341
588,330	2.540%, 2/1/2037	631,207
19,168,873	2.570%, 2/1/2039	20,415,847
4,522,792	2.650%, 1/1/2035	4,835,914
3,099,566	2.720%, 6/1/2036	3,324,090
392,146	2.820%, 3/1/2033	420,859
469,554	2.900%, 5/1/2036	502,642
2,485,657	2.950%, 4/1/2033	2,644,015
2,878,661	2.970%, 9/1/2035	3,094,560
5,195,902	2.990%, 9/1/2037	5,585,595

Principal Amount		Value
	Adjustable Rate Mortgages—continued
	Federal National Mortgage Association ARM—continued
$16,918,592	3.120%, 8/1/2035	$18,077,769
	TOTAL	126,519,956
	Government National Mortgage Association ARM—1.8%
9,918,191	1.985%, 2/20/2062	10,579,734
9,190,589	2.026%, 3/20/2061	9,581,189
6,723,076	2.056%, 2/20/2061	7,051,852
	TOTAL	27,212,775
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $308,329,368)	312,889,704
	Collateralized Mortgage Obligations—40.9%
	Federal Home Loan Mortgage Corporation REMIC—11.8%
717,811	Series 2292 KF, 0.461%, 7/25/2022	716,210
1,648,535	Series 2869 JF, 0.464%, 4/15/2034	1,648,706
4,000,717	Series 2861 AF, 0.514%, 9/15/2034	4,009,979
5,072,248	Series 3036 NF, 0.514%, 8/15/2035	5,081,851
621,666	Series 3300 FA, 0.514%, 8/15/2035	622,764
623,873	Series 3325 NF, 0.514%, 8/15/2035	624,975
3,765,372	Series 244 F30, 0.514%, 12/15/2036	3,772,595
4,527,261	Series 3085 VF, 0.534%, 12/15/2035	4,541,447
1,270,551	Series 2571 FB, 0.564%, 2/15/2018	1,274,940
2,749,324	Series 2758 FH, 0.564%, 3/15/2019	2,761,137
1,656,482	Series 2796 FD, 0.564%, 7/15/2026	1,662,788
1,609,930	Series 2763 FB, 0.564%, 4/15/2032	1,616,702
10,224,560	Series 3380 FP, 0.564%, 11/15/2036	10,258,868
1,598,146	Series 244 F22, 0.564%, 12/15/2036	1,603,801
350,828	Series 2488 WF, 0.614%, 8/15/2017	352,230
389,360	Series 2470 FI, 0.614%, 10/15/2026	391,463
1,620,519	Series 2530 FK, 0.614%, 6/15/2029	1,631,029
1,023,145	Series 2493 F, 0.614%, 9/15/2029	1,028,335
443,886	Series 2286 FA, 0.614%, 2/15/2031	446,353
744,835	Series 2477 FD, 0.614%, 7/15/2032	748,537
1,353,215	Series 2479 FA, 0.614%, 8/15/2032	1,360,486
1,431,285	Series 2526 FC, 0.614%, 11/15/2032	1,438,776
2,694,830	Series 2551 FD, 0.614%, 1/15/2033	2,710,809
9,296,113	Series 2631 FC, 0.614%, 6/15/2033	9,342,710
8,624,754	Series 2750 FG, 0.614%, 2/15/2034	8,702,216
4,490,953	Series 2812 LF, 0.614%, 6/15/2034	4,516,254
4,525,151	Series 3184 JF, 0.614%, 7/15/2036	4,554,370
6,163,371	Series 3191 FE, 0.614%, 7/15/2036	6,193,186
129,410	Series 2395 FT, 0.664%, 12/15/2031	130,279
2,275,342	Series 2671 F, 0.664%, 9/15/2033	2,288,252
24,927,998	Series 2711 FD, 0.714%, 4/15/2018	25,060,949
1,837,794	Series 2571 FK, 0.714%, 9/15/2023	1,851,305
665,692	Series 2111 MA, 0.714%, 1/15/2029	671,280
680,164	Series 2111 MB, 0.714%, 1/15/2029	685,873
694,635	Series 2111 MC, 0.714%, 1/15/2029	700,466
1,253,789	Series 2296 FC, 0.714%, 6/15/2029	1,265,761
529,114	Series 2471 FS, 0.714%, 2/15/2032	533,700
603,219	Series 2504 FP, 0.714%, 3/15/2032	608,325
687,312	Series 2610 FD, 0.714%, 12/15/2032	692,010

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$14,382,089	Series 2750 FH, 0.714%, 2/15/2034	$14,552,264
49,891	Series 2452 FG, 0.764%, 3/15/2032	50,375
557,027	Series 2380 FI, 0.814%, 6/15/2031	563,503
3,001,666	Series 2380 FL, 0.814%, 11/15/2031	3,037,093
466,258	Series 2396 FL, 0.814%, 12/15/2031	471,498
1,385,909	Series 2367 FG, 0.834%, 6/15/2031	1,402,867
1,610,405	Series 2386 FE, 0.914%, 6/15/2031	1,634,407
1,044,354	Series 3085 FW, 0.914%, 8/15/2035	1,054,930
654,703	Series 2389 FI, 0.964%, 6/15/2031	665,492
7,800,384	Series 3542 NF, 0.964%, 7/15/2036	7,902,608
1,824,593	Series 2418 FO, 1.114%, 2/15/2032	1,852,693
3,723,550	Series 2684 FV, 1.114%, 10/15/2033	3,767,254
1,697,197	Series 1534 J, 1.150%, 6/15/2023	1,719,702
1,692,505	Series 2326 FJ, 1.164%, 6/15/2031	1,718,957
2,524,936	Series 2344 FP, 1.164%, 8/15/2031	2,568,558
2,401,092	Series 2412 OF, 1.164%, 12/15/2031	2,437,598
725,398	Series 2451 FC, 1.214%, 5/15/2031	738,244
735,435	Series 2470 FW, 1.214%, 5/15/2031	748,018
704,141	Series 2470 FX, 1.214%, 5/15/2031	716,188
540,182	Series 2481 FC, 1.214%, 5/15/2031	549,424
2,463,884	Series 2475 FL, 1.214%, 2/15/2032	2,507,205
1,642,589	Series 2476 FC, 1.214%, 2/15/2032	1,671,469
983,912	Series 2460 FE, 1.214%, 6/15/2032	1,001,380
988,331	Series 2470 GF, 1.214%, 6/15/2032	1,005,877
1,022,769	Series 2498 HF, 1.214%, 6/15/2032	1,040,927
170,592	Series 1146 E, 1.300%, 9/15/2021	173,121
1,573,096	Series 1632 FB, 1.450%, 11/15/2023	1,599,189
1,070,622	Series 2495 F, 3.116%, 9/15/2032	1,076,381
	TOTAL	176,328,939
	Federal National Mortgage Association REMIC—17.3%
13,127,470	Series 2006-W1 2AF1, 0.431%, 2/25/2046	12,996,679
542,127	Series 2001-61 FM, 0.463%, 10/18/2016	540,985
1,782	Series 2003-17 WF, 0.511%, 7/25/2017	1,782
2,914,600	Series 2002-89 F, 0.511%, 1/25/2033	2,919,370
27,850,452	Series 2006-75 FP, 0.511%, 8/25/2036	27,935,585
66,570,697	Series 2012-116 FA, 0.511%, 10/25/2042	66,675,353
687,340	Series 2001-34 FB, 0.513%, 12/18/2028	686,598
647,312	Series 2001-53 FX, 0.561%, 10/25/2031	646,309
3,242,095	Series 2003-66 FA, 0.561%, 7/25/2033	3,253,903
7,350,886	Series 2008-52 FD, 0.561%, 6/25/2036	7,369,553
3,448,329	Series 2006-79 DF, 0.561%, 8/25/2036	3,461,996
6,190,866	Series 2006-81 FA, 0.561%, 9/25/2036	6,210,060
8,526,129	Series 2004-51 FY, 0.591%, 7/25/2034	8,572,154
30,184	Series 2003-26 QF, 0.611%, 10/25/2017	30,194
2,853,775	Series 2003-35 FY, 0.611%, 5/25/2018	2,866,460
1,631,285	Series 2003-19 FY, 0.611%, 3/25/2033	1,641,381
1,263,605	Series 2003-102 FT, 0.611%, 10/25/2033	1,269,441
3,724,882	Series 2003-121 FD, 0.611%, 12/25/2033	3,743,008
4,815,611	Series 2004-2 FW, 0.611%, 2/25/2034	4,843,452
3,745,185	Series 2004-17 FT, 0.611%, 4/25/2034	3,765,732

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association REMIC—continued
$4,034,743	Series 2004-49 FN, 0.611%, 7/25/2034	$4,057,597
5,094,219	Series 2005-104 FA, 0.611%, 12/25/2035	5,120,686
544,185	Series 1998-22 FA, 0.613%, 4/18/2028	544,561
1,679,870	Series 2001-46 F, 0.613%, 9/18/2031	1,689,357
2,695,188	Series 2002-77 FH, 0.613%, 12/18/2032	2,713,153
4,671,086	Series 2006-60 FD, 0.641%, 4/25/2035	4,702,707
174,644	Series 2001-32 F, 0.661%, 7/25/2016	175,197
148,527	Series 2000-34 F, 0.661%, 10/25/2030	148,797
574,526	Series 2002-4 FJ, 0.661%, 2/25/2032	578,483
688,849	Series 2002-74 FV, 0.661%, 11/25/2032	693,635
832,327	Series 2002-82 FG, 0.661%, 12/25/2032	837,859
1,721,134	Series 2003-21 TF, 0.661%, 3/25/2033	1,731,238
3,043,841	Series 2003-79 FC, 0.661%, 8/25/2033	3,060,201
7,586,351	Series 2004-49 FQ, 0.661%, 7/25/2034	7,641,339
2,459,625	Series 2004-53 FC, 0.661%, 7/25/2034	2,476,344
7,953,084	Series 2006-90 FE, 0.661%, 9/25/2036	8,018,901
110,361	Series 2000-37 FA, 0.711%, 11/25/2030	110,714
182,400	Series 2001-34 FL, 0.711%, 8/25/2031	183,934
2,040,009	Series 2001-56 FG, 0.711%, 10/25/2031	2,057,324
837,584	Series 2001-68 FD, 0.711%, 12/25/2031	845,748
88,916	Series 2002-82 FP, 0.711%, 2/25/2032	88,959
738,097	Series 2002-9 FH, 0.711%, 3/25/2032	744,216
579,762	Series 2002-52 FD, 0.711%, 9/25/2032	584,461
754,139	Series 2002-90 FH, 0.711%, 9/25/2032	760,747
503,907	Series 2002-82 FB, 0.711%, 12/25/2032	508,233
863,856	Series 2003-2 FA, 0.711%, 2/25/2033	871,272
1,169,020	Series 2003-14 FT, 0.711%, 3/25/2033	1,178,100
5,024,420	Series 2003-107 FD, 0.711%, 11/25/2033	5,052,950
493,098	Series 2002-41 F, 0.761%, 7/25/2032	498,814
8,888,585	Series 2002-93 FJ, 0.761%, 1/25/2033	8,966,355
12,144,136	Series 2003-116 HF, 0.761%, 11/25/2033	12,226,108
43,412	Series 2002-39 FB, 0.763%, 3/18/2032	43,832
3,941,444	Series 2002-58 FD, 0.811%, 8/25/2032	3,985,484
16,581	Series 1993-220 FA, 0.819%, 11/25/2013	16,618
1,142,006	Series 2002-8 FA, 0.963%, 3/18/2032	1,160,112
932,685	Series 2002-37 F, 1.011%, 11/25/2031	943,842
1,675,059	Series 2002-17 JF, 1.211%, 4/25/2032	1,705,480
4,674,552	Series 2002-47 NF, 1.211%, 4/25/2032	4,760,524
1,202,662	Series 2002-64 FJ, 1.211%, 4/25/2032	1,224,503
1,885,351	Series 2002-82 FC, 1.211%, 9/25/2032	1,918,910
1,519,410	Series 2002-34 FC, 1.213%, 12/18/2031	1,546,374
738,389	Series 2002-75 FD, 1.213%, 11/18/2032	751,459
981,446	Series 2002-53 FG, 1.311%, 7/25/2032	1,002,614
972,757	Series 1993-165 FE, 1.369%, 9/25/2023	989,349
519,862	Series 1993-62 FA, 2.269%, 4/25/2023	538,057
	TOTAL	258,885,143
	Government National Mortgage Association REMIC—9.9%
1,028,216	Series 2004-59 FV, 0.461%, 10/20/2033	1,029,557
385,904	Series 2001-22 FG, 0.564%, 5/16/2031	387,799
35,209,634	Series 2012-H25 BF, 0.597%, 9/20/2062	35,275,828

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Government National Mortgage Association REMIC—continued
$355,443	Series 2001-21 FB, 0.614%, 1/16/2027	$357,632
20,784,213	Series 2012-H24 FC, 0.635%, 10/20/2062	20,784,213
573,919	Series 1999-43 FA, 0.664%, 11/16/2029	575,420
9,283,485	Series 2009-96 GF, 0.664%, 1/16/2038	9,335,308
20,889,581	Series 2011-H07 FA, 0.731%, 2/20/2061	20,899,420
33,499,779	Series 2012-H15 FB, 0.731%, 6/20/2062	33,518,337
4,596,298	Series 2002-17 FK, 0.761%, 3/20/2032	4,662,227
645,090	Series 1999-40 FE, 0.764%, 11/16/2029	647,423
10,354,957	Series 2012-H18 FA, 0.781%, 8/20/2062	10,368,926
9,782,225	Series 2012-H18 SA, 0.811%, 8/20/2062	9,803,257
	TOTAL	147,645,347
	Fannie Mae—1.9%
8,263,886	Fannie Mae FA, 0.711%, 9/25/2038	8,320,000
5,179,480	Fannie Mae BA 4035 BA 4035 FB, 0.711%, 8/25/2039	5,215,432
15,061,630	Fannie Mae GS 3381 GS 3381 FC, 0.811%, 2/25/2037	15,228,449
	TOTAL	28,763,881
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $610,450,153)	611,623,310
	GOVERNMENT AGENCIES—11.0%
	Federal Farm Credit Bank System Floating Rate Notes—1.8%[1]
7,000,000	0.191%, 7/23/2014	6,999,994
10,000,000	0.212%, 8/19/2013	10,003,229
10,000,000	0.231%, 8/22/2013	10,004,889
	TOTAL	27,008,112
	Federal Home Loan Bank Notes—3.0%
4,000,000	0.125% 3/05/2013	3,998,037
10,000,000	0.170%, 7/05/2013	9,990,289
10,000,000	0.250% 7/01/2013	9,996,732
12,500,000	0.250%, 8/02/2013	12,494,905
8,790,000	0.875% 12/27/2013	8,848,753
	TOTAL	45,328,716
	Federal Home Loan Bank System Floating Rate Note—0.3%[1]
5,000,000	0.151%, 1/24/2014	4,997,505
	Federal Home Loan Mortgage Corporation Floating Rate Notes—2.7%[1]
10,000,000	0.154%, 11/2/2012	9,999,998
10,000,000	0.164%, 5/3/2013	9,999,493
10,000,000	0.165%, 2/4/2013	9,999,738
10,000,000	0.185%, 11/4/2013	10,001,023
	TOTAL	40,000,252
	Federal National Mortgage Association Floating Rate Notes—3.2%[1]
35,000,000	0.191%, 6/20/2014	34,994,193
5,000,000	0.345%, 5/17/2013	5,002,458
7,500,000	0.420%, 10/17/2013	7,513,106
	TOTAL	47,509,757
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $164,826,759)	164,844,342
	Mortgage-Backed Securities—0.0%
	Federal National Mortgage Association—0.0%
62,952	7.500%, 30 Year, 1/1/2032	73,750

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal National Mortgage Association—continued
$327,613		7.500%, 30 Year, 8/1/2032	$384,896
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $415,586)	458,646
		Repurchase Agreements—24.9%
40,000,000	[2]	Interest in $776,000,000 joint repurchase agreement 0.22%, dated 10/15/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,142,267 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $799,363,037.	40,000,000
11,945,000		Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	11,945,000
30,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,250,000 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $510,124,689.	30,000,000
40,000,000	[2]	Interest in $800,000,000 joint repurchase agreement 0.26%, dated 10/22/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,531,556 on 1/22/2013. The securities provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $818,238,361.	40,000,000
250,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,008,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $1,020,563,456.	250,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	371,945,000
		TOTAL INVESTMENTS-97.7% (IDENTIFIED COST $1,455,966,866)[3]	1,461,761,002
		OTHER ASSETS AND LIABILITIES—NET-2.3%[4]	34,284,872
		TOTAL NET ASSETS-100%	$1,496,045,874
1	Represents the current interest rate for the floating rate securities.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	At October 31, 2012, the cost of investments for federal tax purposes was $1,455,966,866. The net unrealized appreciation of investments for federal tax purposes was $5,794,136. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,843,076 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,048,940.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$292,728,781	$20,160,923	$312,889,704
Collateralized Mortgage Obligations	—	576,347,482	35,275,828	611,623,310
Government Agencies	—	164,844,342	—	164,844,342
Mortgage-Backed Securities	—	458,646	—	458,646
Repurchase Agreements	—	371,945,000	—	371,945,000
TOTAL SECURITIES	$—	$1,406,324,251	$55,436,751	$1,461,761,002
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Adjustable Rate Mortgages	Investments in Collateralized Mortgage Obligations
Balance as of August 1, 2012	$20,298,550	—
Change in unrealized appreciation (depreciation)	(8,483)	66,194
Purchases	122,047	35,209,634
(Sales)	(251,191)	—
Balance as of October 31, 2012	$20,160,923	$35,275,828
The total change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2012.	$(8,483)	$66,194

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date December 21, 2012